Basic and Diluted Earnings Per Share Information (Details) - Schedule of basic and diluted earnings per share - ZAR (R) R / shares in Units, shares in Thousands, R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Basic earnings
Profit attributable to ordinary shareholder of Karooooo (ZAR ’000)	R 449,953	R 318,183	R 289,882
Weighted average number of ordinary shares issued	29,528,020	20,332,894	20,332,894
Basic and diluted earnings per share (ZAR)	R 15.24	R 15.65	R 14.26